Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	€ 1.8	€ 2.2	€ 3.9
Share-based payment expense	3.5	2.4	3.5
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	€ 5.6	€ 4.9	€ 7.7